SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AMERISERV FINANCIAL

401(k) PROFIT SHARING PLAN
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EMPLOYER IDENTIFICATION NUMBER 25-0851535

PLAN NUMBER – 002

DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral par or maturity value	Cost	Current Value
	Common Stock
*	AmeriServ Financial, Inc.	AmeriServ Financial, Inc.	N/R	$534,424
	Total Common Stock			534,424

	Mutual Funds
	Blackrock	Mid Cap Grw Eqty - I	N/R	69,990
	Calvert	US Large Cap Growth	N/R	183,095
	Dodge & Cox	Balanced Fund	N/R	178,700
	Federated Hermes	Instl High-Yield Bond Fund	N/R	35,815
	Fidelity	Adv Emerging Markets - Z	N/R	35,649
	Fidelity	Adv Growth Oppor - Z	N/R	1,128,270
	Fidelity	Low-Priced Stock Fund	N/R	449,744
	Fidelity	Adv Technology - Z	N/R	2,965,545
	John Hancock III	Disc Value Mid Cap	N/R	176,648
	Loomis Sayles	Bond Instl	N/R	14,291
	Natixis Loomis Sayles	Limited Gov	N/R	49,543
	Nuveen	Real Estate Sec Sel F-R6	N/R	40,001
	Pimco	GNMA & Govt Securities Fund - Inst	N/R	76,227
	Pimco	Income Fund - Inst	N/R	70,219
	Pimco	Total Return Fund - Inst	N/R	91,298
	Primecap	Odyssey Aggr Grwth Fund	N/R	624,204
	T. Rowe Price	Capital Appreciation I	N/R	2,121,262
	T. Rowe Price	Financial Services I	N/R	408,187
	T. Rowe Price	Health Sciences I	N/R	807,877
	T. Rowe Price	Real Assets - I	N/R	295,314
	T. Rowe Price	Retire 2020	N/R	448
	T. Rowe Price	Retire 2025	N/R	112,414
	T. Rowe Price	Retire 2030	N/R	962,568
	T. Rowe Price	Retire 2035	N/R	256,824
	T. Rowe Price	Retire 2040	N/R	667,458
	T. Rowe Price	Retire 2045	N/R	167,345
	T. Rowe Price	Retire 2050	N/R	39,934
	T. Rowe Price	Retire 2055	N/R	182,518
	T. Rowe Price	Retire 2060	N/R	127,363

AMERISERV FINANCIAL

401(k) PROFIT SHARING PLAN
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EMPLOYER IDENTIFICATION NUMBER 25-0851535

PLAN NUMBER – 002

DECEMBER 31, 2025 (continued)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral par or maturity value	Cost	Current Value
	T. Rowe Price	Retire 2065	N/R	$128,179
	Vanguard	Emerging Markets Bond	N/R	59,800
	Vanguard	Equity Income Fund	N/R	638,734
	Vanguard	Institutional Index	N/R	4,765,786
	Vanguard	Intl Growth Fund Adm	N/R	200,041
	Vanguard	Mid Cap Index	N/R	133,258
	Vanguard	Small Cap Index - Adm	N/R	279,723
	Vanguard	Total Bond Market Index	N/R	61,768
	Virtus Kar	Intl Sm Mid - I	N/R	85,015
	Virtus Kar	Sm Cap Growth - I	N/R	49,472
	Total Mutual Funds			18,740,527

	Common/Collective Funds
*	Pathroad Conservative Fixed Income		N/R	48,114
*	Pathroad Strategic Balanced Growth & Income		N/R	174,923
*	Pathroad Strategic Capital Appreciation & Income		N/R	683,138
*	Pathroad Strategic Conservative Growth & Income		N/R	314,295
*	Pathroad Strategic Long-Term Equity		N/R	888,604
*	Pathroad Tactical Balanced Growth & Income		N/R	7,290,414
*	Pathroad Tactical Capital Appreciation & Income		N/R	8,142,095
*	Pathroad Tactical Conservative Growth & Income		N/R	1,943,420
*	Pathroad Tactical Intermediate-Term Fixed Income		N/R	93,204
*	Pathroad Tactical Long-Term Equity		N/R	4,522,002
	Total Common/Collective Funds			24,100,209

	Money Market Funds
	Goldman Sachs Financial Square Gov't Fund		N/R	2,731,970
	Goldman Sachs Financial Treasury Obligations		N/R	1,588,651
	Total Money Market Funds			4,320,621

	Annuity Insurance Contracts			182,514

*	Participant Loans	Interest rates ranging from 2.49% to 6.24%; Maturity dates ranging from 03/13/2026 to 11/30/2030		567,660

	Total			$48,445,955

* Party-in-Interest